Background	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
BACKGROUND

NOTE 1 - BACKGROUND

Business Activity

REMSleep Holdings, Inc., (the “Company”) was incorporated in the State of Nevada on June 6, 2007. On January 5, 2015 the name of the Company was changed to REMSleep Holdings, Inc. and the business model was changed to reflect the new direction of the Company; to develop and distribute products to help people affected by sleep apnea. On May 30, 2015 REMSleep LLC was formally merged into REMSleep Holdings, Inc.

NOTE 1 - BACKGROUND

Business Activity

REMSleep Holdings, Inc., (the “Company”) was incorporated in the State of Nevada on June 6, 2007. On January 5, 2015 the name of the Company was changed to REMSleep Holdings, Inc. and the business model was changed to reflect the new direction of the Company; to develop and distribute products to help people affected by sleep apnea. On May 30, 2015 REMSleep LLC was formally merged into REMSleep Holdings, Inc.